Reconciliation to Consolidated Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	$ 204	$ 155	$ 529	$ 406	$ 508	$ 411	$ 343
Depreciation and amortization	85	82	252	247	329	343	364
Stock-based compensation	3	7	13	16	20	17	18
Management fees and expenses	1	1	4	4	5	5	5
Restructuring						8	21
Goodwill impairment							219
Other	1				(1)	1
Operating Income (Loss)	114	65	260	139	155	37	(284)
Interest expense	165	160	489	477	639	623	602
Loss on extinguishment of debt			220			2	(200)
Other (income) expense, net				(1)		(1)	(208)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(51)	(95)	(449)	(337)	(484)	(585)	(678)
Provision (benefit) for income taxes	2	24	36	59	79	28	(198)
Income (Loss) from Continuing Operations	$ (53)	$ (119)	$ (485)	$ (396)	$ (563)	$ (613)	$ (480)